Note 3. Notes Payable (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Mar. 04, 2016	Jan. 15, 2016	Sep. 30, 2014
Debt Instrument, Interest Rate, Stated Percentage	10.00%					10.00%
Convertible Debt, Current	$ 365,000	$ 365,000	$ 365,000			$ 365,000	$ 455,000
Short-term Debt, Percentage Bearing Fixed Interest Rate		9.00%	9.00%
Unsecured Debt, Current		$ 9,337	$ 9,337
Debt Instrument, Convertible, Terms of Conversion Feature	The holder can elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.43 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice. The Company was also required to reserve 1,250,000 authorized but unissued shares of its common stock, per an irrevocable letter to the Company’s transfer agent.
Repayments of Convertible Debt			(293,500)	$ 0		0	$ 0
Craft Capital Management, LLC
Payments of Debt Issuance Costs		31,500	6,950
Debt Issuance Costs Incurred During Noncash or Partial Noncash Transaction		$ 19,900	$ 3,000
holders of the 2009 Debentures
Debt Default, Short-term Debt, Amount	$ 365,000					$ 365,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%	8.00%			8.00%
Debt Instrument, Convertible, Conversion Price	$ 2.00	$ 2.00	$ 2.00			$ 2.00
Convertible Debt, Current	$ 365,000	$ 365,000	$ 365,000			$ 365,000
JSJ Investments, Inc.
Debt Instrument, Interest Rate, Stated Percentage	10.00%					10.00%
Debt Instrument, Face Amount	$ 125,000					$ 125,000		$ 125,000
Debt Instrument, Convertible, Terms of Conversion Feature			JSJ could elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.43 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice. The Company was also required to reserve 1,250,000 authorized but unissued shares of its common stock, per an irrevocable letter to the Company’s transfer agent.
Repayments of Convertible Debt		190,300
Debt Instrument, Periodic Payment, Interest		$ 62,500
JMJ Financial
Debt Instrument, Interest Rate, Stated Percentage		12.00%	12.00%							12.00%
Debt Instrument, Face Amount		$ 100,000	$ 100,000					100,000
Debt Instrument, Convertible, Terms of Conversion Feature			After 180 days from the agreement date, JMJ can elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.77 or a 40% discount to the lowest trading price during the previous twenty-five (25) trading days to the date of the conversion notice. The Company was also required to reserve 2,500,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.		JMJ can elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.77 or a 40% discount to the lowest trading price during the previous twenty-five (25) trading days to the date of the conversion notice. The Company was also required to reserve 2,500,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net		57,920	$ 57,920
Debt Instrument, Convertible, Carrying Amount of Equity Component		$ 42,080	$ 42,080
JMJ Financial 2
Debt Instrument, Interest Rate, Stated Percentage		10.00%	10.00%
Debt Instrument, Face Amount		$ 585,000	$ 585,000
Debt Instrument, Convertible, Terms of Conversion Feature		The JMJ Note #2 is due and payable on June 13, 2017 and is convertible at the lesser of $0.90 or 75% of the lowest trade price in the 25 trading days previous to the conversion date. The JMJ Note #2 is convertible at the sole option of JMJ.
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net		$ 557,375	557,375
Debt Instrument, Convertible, Carrying Amount of Equity Component		$ 27,625	$ 27,625
Debt Instrument, Convertible, Type of Equity Security		The Company also agreed to file an S-1 Registration Statement (“S-1”) to register the resale of the shares of common stock issuable upon conversion of the JMJ Note #2 as well as the resale of 455,000 warrants issued to JMJ in connection with this transaction. The S-1 is required to include 5,000,000 shares of common stock for potential resale of the securities issuable upon conversion of the JMJ Note #2 and exercise of the warrants.
Tangiers Investment Group, LLC
Debt Instrument, Interest Rate, Stated Percentage									10.00%
Debt Instrument, Face Amount								58,500
Debt Instrument, Convertible, Terms of Conversion Feature			At any time Tangiers could elect to convert all or part of the debt into restricted shares of the Company‘s common stock for a price equaling the lesser of $0.60 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice. The Company was also required to reserve 700,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.		At any time Tangiers can elect to convert all or part of the debt into restricted shares of the Company‘s common stock for a price equaling the lesser of $0.60 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice. The Company was also required to reserve 700,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.
Repayments of Convertible Debt		$ 81,900
Debt Instrument, Periodic Payment, Interest		$ 17,600
Tangiers Global, LLC
Debt Instrument, Face Amount								$ 110,000
Debt Instrument, Convertible, Terms of Conversion Feature		At any time Tangiers Global could elect to convert all or part of the debt into restricted shares of the Company‘s common stock for a price equaling the lesser of $0.60 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice. The Company was also required to reserve 1,400,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.
Repayments of Convertible Debt		$ 121,000
Debt Instrument, Periodic Payment, Interest		11,000
Central States Southeast and Southwest Areas Pension Fund
Debt Default, Short-term Debt, Amount	408,031					408,031
Liabilities Subject to Compromise, Pension and Other Postretirement Obligations	408,031	417,842	$ 417,842			408,031					$ 415,000
David and Edna Kasmoch
Debt Default, Short-term Debt, Amount	$ 200,000	$ 200,000	$ 200,000			$ 200,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%	12.00%			12.00%
Debt Default, Short-term Debt, Description of Notice of Default						In September 2015, the Company received a demand letter from counsel for the Note holder declaring a default under the Note. Counsel demanded payment of the entire amount due under the Note as well as defaulted payments under the related BGH capital lease discussed in Note 4, along with additional accrued interest and penalties.